DEBT - Total Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt
Long-term debt, current portion	$ 100,600	$ 81,600
Long-term debt, non-current portion	601,171	303,800
Total debt	701,771	385,400
Senior Notes
Debt
Long-term debt, current portion	100,600	81,600
Long-term debt, non-current portion	203,200	303,800
Total debt	303,800	385,400
Unsecured Debt
Debt
Long-term debt, non-current portion	397,971	$ 0
Total debt	$ 400,000